SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 21 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment provides authentication services to financial and other institutions, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.
		Airport Security and Other Aviation Services

	Corporate		Authentication Technology	Total
Year ended December 31, 2020:
Revenue	$-	$222,654	$25,765	$248,419
Depreciation and amortization	72	1,302	716	2,090
Income (loss) from continuing operations	(3,853)	6,056	3,199	5,402
Goodwill	-	746	-	746
Total assets from continuing operations	12,488	86,550	41,350	140,388

Year ended December 31, 2019:
Revenue	$-	$309,548	$23,759	$333,307
Depreciation and amortization	46	1,328	314	1,688
Income (loss) from continuing operations	(11,740)	(2,406)	6,893	(7,253)
Goodwill	-	681	-	681
Total assets from continuing operations	23,381	64,647	35,419	123,447

Year ended December 31, 2018:
Revenue	$-	$329,150	$16,071	$345,221
Depreciation and amortization	45	1,756	96	1,897
Income (loss) from continuing operations	(6,205)	(9,163)	4,304	(11,064)
Goodwill	-	695	-	695
Total assets from continuing operations	329	66,373	8,385	75,087

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2020	2019	2018

Germany	$119,500	$137,207	$134,646
The Netherlands	58,446	97,700	121,465
United States	45,305	73,719	69,548
Other countries	25,168	24,681	19,562
Total revenue	$248,419	$333,307	$345,221

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2020	2019

Germany	$449	$516
The Netherlands	598	862
United States	305	354
Other countries	4,173	2,854
Total property and equipmat, net	$5,525	$4,586

Property and equipment, net, in other countries include $3,179 and $2,212 property and equipment in Israel, as of December 31, 2020 and 2019, respectively.